Schedule of Investments (unaudited) July 31, 2019	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Lockheed Martin Corp.	326,396	$118,210,839

Banks — 8.5%
Bank of Hawaii Corp.	70,358	5,998,020
BB&T Corp.	1,300,489	67,014,198
Comerica Inc.	319,060	23,355,192
U.S. Bancorp.	2,203,122	125,908,422
Wells Fargo & Co.	8,376,674	405,514,788

		627,790,620

Beverages — 8.0%
Coca-Cola Co. (The)	6,171,124	324,786,256
PepsiCo Inc.	2,040,483	260,794,132

		585,580,388

Biotechnology — 2.7%
Amgen Inc.	1,071,459	199,912,820

Capital Markets — 1.2%
Cohen & Steers Inc.	33,682	1,763,926
Eaton Vance Corp., NVS	206,208	9,176,256
Evercore Inc., Class A	56,807	4,906,421
Franklin Resources Inc.	484,412	15,806,364
Janus Henderson Group PLC	572,062	11,481,284
Moelis & Co., Class A	143,545	5,230,780
T Rowe Price Group Inc.	354,619	40,210,248

		88,575,279

Distributors — 0.3%
Genuine Parts Co.	227,443	22,089,264

Diversified Telecommunication Services — 6.6%
Cogent Communications Holdings Inc.	87,049	5,484,958
Verizon Communications Inc.	8,697,067	480,686,893

		486,171,851

Electric Utilities — 5.6%
ALLETE Inc.	75,343	6,551,074
Alliant Energy Corp.	358,497	17,759,941
American Electric Power Co. Inc.	770,965	67,698,436
Avangrid Inc.	100,643	5,087,504
Duke Energy Corp.	1,622,686	140,719,330
Entergy Corp.	354,282	37,419,265
Exelon Corp.	1,452,958	65,470,287
Hawaiian Electric Industries Inc.	170,531	7,639,789
Pinnacle West Capital Corp.	179,553	16,378,825
Portland General Electric Co.	123,811	6,791,033
Xcel Energy Inc.	727,957	43,393,517

		414,909,001

Electrical Equipment — 1.8%
Eaton Corp. PLC.	797,173	65,519,649
Emerson Electric Co.	1,000,935	64,940,663

		130,460,312

Electronic Equipment, Instruments & Components — 0.0%
AVX Corp.	74,699	1,137,666

Energy Equipment & Services — 2.8%
Core Laboratories NV	106,200	5,328,054
Halliburton Co.	1,550,865	35,669,895
Schlumberger Ltd.	4,061,321	162,331,001

		203,328,950

Security	Shares	Value

Gas Utilities — 0.1%
National Fuel Gas Co.	144,259	$6,886,925

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	780,172	36,847,524
Cracker Barrel Old Country Store Inc.	38,430	6,675,675
Las Vegas Sands Corp.	1,036,635	62,654,219

		106,177,418

Household Products — 6.6%
Kimberly-Clark Corp.	542,701	73,617,391
Procter & Gamble Co. (The)	3,470,415	409,647,786

		483,265,177

Industrial Conglomerates — 2.4%
3M Co.	1,022,987	178,736,289

Insurance — 0.5%
Fidelity National Financial Inc.	453,284	19,436,818
Old Republic International Corp.	526,318	12,005,314
ProAssurance Corp.	49,184	1,922,602

		33,364,734

IT Services — 0.5%
Paychex Inc.	472,375	39,230,744

Leisure Products — 0.3%
Hasbro Inc.	154,752	18,749,752

Machinery — 1.3%
Cummins Inc.	210,528	34,526,592
Illinois Tool Works Inc.	418,230	64,503,613

		99,030,205

Media — 0.4%
Omnicom Group Inc.	381,288	30,586,923

Multi-Utilities — 2.2%
CMS Energy Corp.	392,151	22,831,031
DTE Energy Co.	276,952	35,203,369
MDU Resources Group Inc.	327,988	8,770,399
NorthWestern Corp.	83,267	5,822,029
Public Service Enterprise Group Inc.	823,137	47,042,280
WEC Energy Group Inc.	464,525	39,698,306

		159,367,414

Oil, Gas & Consumable Fuels — 21.0%
Chevron Corp.	3,790,247	466,617,308
Exxon Mobil Corp.	9,803,239	728,968,852
ONEOK Inc.	1,151,936	80,727,675
Phillips 66	945,712	96,992,223
Valero Energy Corp.	1,024,483	87,337,176
Williams Companies Inc. (The)	3,526,476	86,892,368

		1,547,535,602

Pharmaceuticals — 15.2%
Johnson & Johnson	3,575,178	465,559,679
Merck & Co. Inc.	3,536,379	293,484,094
Pfizer Inc.	9,319,625	361,974,235

		1,121,018,008

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings Inc.	272,191	5,857,550

Semiconductors & Semiconductor Equipment — 2.7%
Maxim Integrated Products Inc.	457,590	27,084,752
Texas Instruments Inc.	1,365,630	170,717,407

		197,802,159

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.1%
Williams-Sonoma Inc.	138,459	$9,232,446

Thrifts & Mortgage Finance — 0.0%
TFS Financial Corp.	159,895	2,871,714

Tobacco — 5.3%
Philip Morris International Inc.	4,699,616	392,934,894

Trading Companies & Distributors — 0.6%
Fastenal Co.	793,323	24,434,348
MSC Industrial Direct Co. Inc., Class A	83,182	5,910,081
Watsco Inc.	65,372	10,630,795

		40,975,224

Total Common Stocks — 99.8% (Cost: $6,858,088,471)		7,351,790,168

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(b)	16,952,000	$16,952,000

Total Short-Term Investments — 0.2% (Cost: $16,952,000)		16,952,000

Total Investments in Securities — 100.0% (Cost: $6,875,040,471)		7,368,742,168

Other Assets, Less Liabilities — (0.0)%		(239,767)

Net Assets — 100.0%		$7,368,502,401

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	15,347,182	1,604,818	16,952,000	$16,952,000	$89,209	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	106	09/20/19	$15,806	$94,316

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,351,790,168	$—	$—	$7,351,790,168
Money Market Funds	16,952,000	—	—	16,952,000

	$7,368,742,168	$—	$—	$7,368,742,168

Derivative financial instruments(a)
Assets
Futures Contracts	$94,316	$—	$—	$94,316

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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